Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Income Fund
Entity Central Index Key	0000751199
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity GNMA Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® GNMA Fund
Class Name	Fidelity® GNMA Fund
Trading Symbol	FGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® GNMA Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® GNMA Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a solid gain for the 12 months ending July 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields, particularly for the 10-year U.S. Treasury, which serves as a benchmark for many U.S. borrowing rates.
•Against this backdrop, overall positioning among Ginnie Mae securities contributed to performance versus the benchmark Bloomberg GNMA Index for the fiscal year, with the fund's holdings benefiting from spread tightening and a carry advantage (that is, the portfolio earned more income than the benchmark average).
•Specifically, the fund's overweight in GNMAs with coupons of 2.0% and 2.5% helped, given that they outpaced the benchmark.
•Lack of exposure to recent-issue GNMA 3.5% coupon bonds that included builder buy-down collateral also boosted relative performance.
•Elsewhere, non-benchmark exposure to higher-coupon Fannie Mae and Freddie Mac securities, as well as to Freddie Mac commercial mortgage-backed securities, was beneficial.
•In contrast, the portfolio had more interest-rate sensitivity (as measured by its longer duration) than the benchmark, which detracted from relative performance as rates rose over the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® GNMA Fund $10,000 $10,019 $9,948 $10,549 $11,046 $11,076 $10,390 $9,934 $10,448 $10,785 $11,247 Bloomberg GNMA Index $10,000 $10,003 $9,969 $10,608 $11,115 $11,069 $10,447 $10,010 $10,477 $10,821 $11,263 Bloomberg U.S. Aggregate Bond Index $10,000 $9,949 $9,869 $10,666 $11,746 $11,664 $10,600 $10,243 $10,766 $11,130 $11,431 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® GNMA Fund 4.28% 0.31% 1.18% Bloomberg GNMA Index 4.09% 0.35% 1.20% Bloomberg U.S. Aggregate Bond Index 2.71% -0.40% 1.35% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,708,660,349
Holdings Count | shares	1,907
Advisory Fees Paid, Amount	$ 4,934,845
Investment Company Portfolio Turnover	620.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,708,660,349
Number of Holdings	1,907
Total Advisory Fee	$4,934,845
Portfolio Turnover	620%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 0.0 1 - 1.99% 0.4 2 - 2.99% 30.3 3 - 3.99% 32.0 4 - 4.99% 18.1 5 - 5.99% 25.8 6 - 6.99% 11.0 7 - 7.99% 0.0 8 - 8.99% 0.0 17 - 17.99% 0.0 U.S. Government Agency - Mortgage Securities 92.2 CMOs and Other Mortgage Related Securities 15.7 U.S. Treasury Obligations 9.7 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 92.2 CMOs and Other Mortgage Related Securities - 15.7 U.S. Treasury Obligations - 9.7 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (17.8)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Ginnie Mae II Pool 66.7 Ginnie Mae I Pool 26.2 Ginnie Mae REMIC pass-thru certificates 8.0 US Treasury Notes 7.4 Freddie Mac Multifamily Structured pass-thru certificates 5.6 US Treasury Bonds 2.3 Fannie Mae Mortgage pass-thru certificates 1.9 Freddie Mac Gold Pool 1.0 Fannie Mae Guaranteed REMIC 1.0 Ginnie Mae Mortgage pass-thru certificates 0.8 120.9